Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense, Current [Abstract]
Insurance and other claims	$ 1,761	$ 348
Advances to suppliers and other assets	2,128	68
Prepaid vessel expenditure	840	327
Prepaid insurances	787	418
Other	698	215
Total	$ 6,214	$ 1,376